Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported expenses during the reporting period. Critical estimates include inputs used to determine clinical trial accruals and stock-based compensation expense. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates. Cyclacel believes the judgments and estimates required by the following accounting policies to be significant in the preparation of the Company’s consolidated financial statements.

Foreign Currency and Currency Translation

Foreign Currency and Currency Translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses) gains in the statement of operations. This accounting policy is also applied to foreign currency denominated intercompany payables or receivables for which settlement is planned or anticipated in the foreseeable future.

Through January 24, 2025, the assets and liabilities of the Company’s international subsidiary were translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions. Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans for which settlement is not planned or anticipated in the foreseeable future and that are of a long-term-investment nature, were recorded in other comprehensive loss.

Foreign Currency and Currency Translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses) gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions. Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans for which settlement is not planned or anticipated in the foreseeable future and that are of a long-term-investment nature, are recorded in other comprehensive loss. As discussed in the subsequent events note, the foreign subsidiary will be liquidated. Upon loss of control of the foreign subsidiary, the accumulated translation adjustments currently recorded in other comprehensive income within equity will be reversed and recorded as part of the gain/loss from deconsolidation of the subsidiary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain sufficient liquidity to meet Cyclacel’s cash flow requirements and to attain a market rate of return. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

The Company’s cash and cash equivalents balance at December 31, 2024 was $3.1 million and it maintains its cash accounts in several entities both within the United States and the United Kingdom. The cash balances for amounts held in the United States are insured by the Federal Deposit Insurance Corporation, or FDIC up to $250,000 per account. The Company has cash balances exceeding the balance insured by the FDIC that totaled approximately $2.8 million at December 31, 2024. The cash balances for amounts held in the United Kingdom are insured by the UK Government Financial Services Compensation Scheme, or FSCS up to £85,000 per account. The Company does not have cash balances exceeding the balance insured by the FSCS at December 31, 2024.

Property and Equipment

Property and Equipment

The components of property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, which are generally three to five years. Amortization of leasehold improvements is performed using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets. Upon sale or retirement of assets, the costs and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss on sale is reflected as a component of operating income or loss. Expenditures for maintenance and repairs are charged to operating expenses as incurred.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews property and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company assesses the recoverability of the potentially affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows.

Impairment, if any, is measured as the amount by which the carrying amount of a long-lived asset or asset group exceeds its fair value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist of cash equivalents, accounts payable and accrued liabilities. The carrying amounts of cash equivalents, accounts payable and accrued liabilities approximate their respective fair values due to the nature of the accounts and their short maturities.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

● Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of cash and cash equivalents, other receivables, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

Segments

Segments

The Company is managed and operated as one business which is focused on using cell cycle, transcriptional regulation and mitosis control biology to develop innovative, targeted medicines for cancer and other proliferative diseases. The entire business is managed by a single management team that reports to the Chief Executive Officer. Historically, the Company has not operated separate lines of business with respect to any of its products or product candidates and the Company did not prepare discrete financial information with respect to separate products or product candidates or by location through December 31, 2024. Accordingly, the Company has viewed its business historically as one reportable operating segment with development operations in two geographic areas, namely the United States and the United Kingdom. With the commencement of the liquidation of the Subsidiary, the Company will no longer be considered to have control over the Subsidiary and the financial results of the Subsidiary will be deconsolidated from those of the Company commencing with its first quarter 2025.

Revenue Recognition

Revenue Recognition

When the Company enters into contracts with customers, the Company recognizes revenue using the five step-model provided in ASC 606, Revenue from Contracts with Customers (“ASC 606”):

(1)	identify the contract with a customer;

(2)	identify the performance obligations in the contract;

(3)	determine the transaction price;

(4)	allocate the transaction price to the performance obligations in the contract; and

(5)	recognize revenue when, or as, the Company satisfies a performance obligation.

The transaction price includes fixed payments and an estimate of variable consideration, including milestone payments. The Company determines the variable consideration to be included in the transaction price by estimating the most likely amount that will be received and then applies a constraint to reduce the consideration to the amount which is probable of being received. When applying the constraint, the Company considers:

●	Whether achievement of a development milestone is highly susceptible to factors outside the entity’s influence, such as milestones involving the judgment or actions of third parties, including regulatory bodies;

●	Whether the uncertainty about the achievement of the milestone is not expected to be resolved for a long period of time;

●	Whether the Company can reasonably predict that a milestone will be achieved based on previous experience; and

●	The complexity and inherent uncertainty underlying the achievement of the milestone.

The transaction price is allocated to each performance obligation based on the relative selling price of each performance obligation. The best estimate of the selling price is determined after considering all reasonably available information, including market data and conditions, entity-specific factors such as the cost structure of the deliverable and internal profit and pricing objectives.

The revenue allocated to each performance obligation is recognized as or when the Company satisfies the performance obligation.

The Company recognizes a contract asset, when the value of satisfied (or part satisfied) performance obligations is in excess of the payment due to the Company, and deferred revenue when the amount of unconditional consideration is in excess of the value of satisfied (or part satisfied) performance obligations. Once the right to receive consideration is unconditional, that amount is presented as a receivable.

Grant revenue received from organizations that are not the Company’s customers, such as charitable foundations or government agencies, is presented as a reduction against the related research and development expenses.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers.

The Company has not generated any revenues from product sales to date. However, the Company recognized $43,000 of revenue for the year ended December 31, 2024. This revenue relates to recovery of clinical manufacturing costs associated with an investigator sponsored study managed by Cedars-Sinai Medical Center (“CSMC”). There was $420,000 of revenues recognized for the comparative period in 2023. All revenues from this customer are recognized at the point in time that the related clinical supply are transferred to CSMC and CSMC obtains control over the goods. The arrangements with CSMC comprise a single performance obligation.

The Company has not recognized any other sources of revenue during the years ended December 31 2024 and 2023.

The Company invoices CSMC following the transfer of the clinical supply and provides CSMC with typical payment terms. The Company has collected all amounts due from CSMC. As of December 31, 2024, December 31, 2023, and January, 1, 2023, the Company has not recognized any accounts receivable from CSMC, credit loss allowances, contract assets, contract liabilities, or warranty provisions. There were no remaining performance obligations outstanding as of December 31, 2024; however, CSMC may place additional orders for clinical supply in 2025 and beyond.

Other Income

Other Income

Other income is primarily related to royalty income received under a historical Asset Purchase Agreement for activities which are not part of the Company’s ongoing operations and activities.

Research and Development Costs

Research and Development Costs

Research and development expenses consist primarily of costs associated with the development of the Company’s product candidates, including upfront fees, milestones, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs and depreciation. Expenditures relating to research and development are expensed as incurred.

Clinical Trial Accounting

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations, or CROs or clinical research associates, or CRAs in accordance with the Company’s standard operating procedures. Typically, CROs and CRAs bill monthly for services performed, and others bill based upon milestones achieved. The Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Clinical trial costs related to patient enrollment are accrued as patients are entered into and progress through the trial.

Patent Costs		Patent Costs Patent prosecution costs are charged to general and administrative expenses as incurred as recoverability of such expenditure is uncertain.
Leases

Leases

The Company accounts for lease contracts in accordance with ASC 842. As of March 31, 2025, the Company’s outstanding leases are classified as operating leases.

The Company recognizes an asset for the right to use an underlying leased asset for the lease term and records lease liabilities based on the present value of the Company’s obligation to make lease payments under the lease. As the Company’s leases do not indicate an implicit rate, the Company uses a best estimate of its incremental borrowing rate to discount the future lease payments. The Company estimates its incremental borrowing rate based on observable information about risk-free interest rates that are the same tenure as the lease term, adjusted for various factors, including the effects of assumed collateral, the nature of how the loan is repaid (e.g., amortizing versus bullet), and the Company’s credit risk.

The Company evaluates lessee-controlled options included in its lease agreements to extend or terminate the lease. The Company will reflect the effects of exercising those options in the lease term when it is reasonably certain that the Company will exercise that option. In assessing whether it is reasonably certain that the Company will exercise an option, the Company considers factors such as:

●	The lease payments due in any optional period;

●	Penalties for failure to exercise (or not exercise) the option;

●	Market factors, such as the availability of similar assets and current rental rates for such assets;

●	The nature of the underlying leased asset and its importance to the Company’s operations; and

●	The remaining useful lives of any related leasehold improvements.

Lease expense for operating leases is recognized on a straight-line basis over the lease term. Variable lease payments, if any, are recognized in the period when the obligation to make those payments is incurred. Lease incentives received prior to lease commencement are recorded as a reduction in the right-of-use asset. Fixed lease incentives received after lease commencement reduce both the lease liability and the right-of-use asset.

The Company has elected an accounting policy to account for the lease and non-lease components as a single lease component.

Leases

The Company accounts for lease contracts in accordance with ASC 842. As of December 31, 2024 and 2023, all of the Company’s leases are classified as operating leases.

The Company recognizes an asset for the right to use an underlying leased asset for the lease term and records lease liabilities based on the present value of the Company’s obligation to make lease payments under the lease. As the Company’s leases do not indicate an implicit rate, the Company uses a best estimate of its incremental borrowing rate to discount the future lease payments. The Company estimates its incremental borrowing rate based on observable information about risk-free interest rates that are the same tenure as the lease term, adjusted for various factors, including the effects of assumed collateral, the nature of how a loan would be repaid (e.g., amortizing versus bullet), and the Company’s credit risk.

The Company evaluates options included in its lease agreements to extend or terminate the lease. The Company will reflect the effects of exercising those options in the lease term when it is reasonably certain that the Company will exercise that option. In assessing whether it is reasonably certain that the Company will exercise an option, the Company considers factors such as:

●	The lease payments due in any optional period;

●	Penalties for failure to exercise (or not exercise) the option;

●	Market factors, such as the availability of similar assets and current rental rates for such assets;

●	The nature of the underlying leased asset and its importance to the Company’s operations; and

●	The remaining useful lives of any related leasehold improvements.

Lease expense for the Company’s operating leases is recognized on a straight-line basis over the lease term and is reported as a component of general and administrative expense. Variable lease payments, if any, are recognized in the period when the obligation to make those payments is incurred. Lease incentives received prior to lease commencement are recorded as a reduction in the right-of-use asset. Fixed lease incentives received after lease commencement reduce both the lease liability and the right-of-use asset.

The Company has elected an accounting policy to account for the lease and non-lease components as a single lease component.

Stock-based Compensation

Stock-based Compensation

The Company measures all stock options and other stock-based awards granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Many awards granted by the Company vest ratably over three or four years. However, certain awards granted to members of the Company’s Board of Directors vest in their entirety on the one-year anniversary following the date of grant. Generally, the Company issues stock options and restricted stock awards to employees with only service-based vesting conditions and records the expense for these awards using the straight-line method. However, in certain years, the Company will grant share-based payment awards to employees that are dependent upon the fulfillment of certain clinical and financial conditions. In such instances where the performance condition must be met for the award to vest, the company only recognizes compensation expense when the award is probable of vesting (See Note 12 — Stock-Based Compensation).

The Company classifies stock-based compensation expenses in its statement of operations in the same manner in which the award recipient’s payroll costs are classified. The Company accounts for forfeitures as they occur.

The fair value of restricted stock and restricted stock units is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, expected term of the award, interest rates, and dividend yields.

The Company relies on its historical volatility as an input to the option pricing model as management believes that this rate will be representative of future volatility over the expected term of the options.

The expected term assumption is estimated using past history of early exercise behavior and expectations about future behaviors.

The weighted average risk-free interest rate represents the interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel interpolates a discount rate based on the two Federal Reserve securities closest to the expected term of the employee option.

The expected dividend yield is zero, as the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends on common stock in the foreseeable future.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not-to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves for unrecognized tax benefits that are considered appropriate as well as the related net interest and penalties.

The Company records research and development tax credits within income taxes. Credit is taken in the accounting period for research and development tax credits, when claimed from H.M. Revenue & Customs, or HMRC, the United Kingdom’s taxation and customs authority, in respect of qualifying research and development costs incurred in the same accounting period.

Net Loss Per Common Share

Net Loss Per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share”. Basic and diluted net loss per common share was determined by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period.

In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2024 and 2023.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

All components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recorded on items of other comprehensive income (loss). There were no reclassifications out of other comprehensive income (loss) during the three months ended March 31, 2024. However, upon deconsolidation of the Company’s formerly wholly-owned subsidiary on January 24, 2025, $0.9 million of accumulated comprehensive income (loss) was reclassified into earnings as part of the gain on deconsolidation.

Comprehensive Income (Loss)

All components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported to arrive at comprehensive income (loss). There were no reclassifications out of other comprehensive income (loss) during the years ended December 31, 2024 and 2023.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The FASB has issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. This standard will require all public entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. ASU 2024-03 will not change the way in which expenses are recognized or measured. However, the Company is currently evaluating the effects of ASU 2023-07 on its financial statement presentation and disclosures.

Recently Issued Accounting Pronouncements

The FASB has issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. This standard will require all public entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. ASU 2024-03 will not change the way in which expenses are recognized or measured. However, the Company is currently evaluating the effects of ASU 2023-07 on its financial statement presentation and disclosures.

The FASB has issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This standard will require all entities to include specified captions when reconciling the statutory income tax rate to the effective tax rate, on both a percentage and absolute dollar basis. ASU 2023-09 will also require entities to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign for each annual reporting period, with separate disclosure of individual jurisdictions for which tax payments to, or receipts from, exceed a defined threshold. The guidance in ASU 2023-09 becomes effective for annual periods beginning after December 15, 2024. The Company does not anticipate that ASU 2023-09 will require significant adjustments to the presentation of that information.

Basis of Presentation

Basis of Presentation

The consolidated balance sheet as of March 31, 2025, the consolidated statements of operations, comprehensive loss, and stockholders’ equity (deficit) for the three months ended March 31, 2025 and 2024 and the consolidated statements of cash flows for the three months ended March 31, 2025 and 2024, and all related disclosures contained in the accompanying notes, are unaudited. The consolidated balance sheet as of December 31, 2024 is derived from the audited consolidated financial statements included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2024 filed with the Securities and Exchange Commission (the “SEC”) on April 2, 2025. The consolidated financial statements are presented on the basis of accounting principles that are generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the rules and regulations of the SEC. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for a complete set of financial statements. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the consolidated balance sheet as of March 31, 2025, and the results of operations, comprehensive loss, and changes in stockholders’ equity (deficit) for the three months ended March 31, 2025, and cash flows for the three months ended March 31, 2025, have been made. The interim results for three months ended March 31, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any other reporting period. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes for the year ended December 31, 2024 that are included in the Company’s Annual Report on Form 10-K filed with the SEC on April 2, 2025.

Going Concern

Going Concern

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Presentation of Financial Statements-Going Concern, management is required at each reporting period to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effects of its plans sufficiently alleviate the substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern for one year after the date that these financial statements are issued. In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC 205-40, the future receipts of potential funding from future equity or debt issuances or by entering into partnership agreements cannot be considered probable at this time because these plans are not entirely within the Company’s control nor have they been approved by the Board of Directors as of the date of these consolidated financial statements.

Based on the Company’s current operating plan, it is anticipated that cash and cash equivalents of $3.5 million as of March 31, 2025, will allow it to meet its liquidity requirements into the second quarter of 2025. The Company’s history of losses, negative cash flows from operations, liquidity resources currently on hand, and its dependence on the ability to obtain additional financing to fund its operations after the current resources are exhausted, about which there can be no certainty, have resulted in the assessment that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the issuance date of these financial statements. While the Company has plans in place to mitigate this risk, which primarily consist of raising additional capital through equity financing or by entering into a strategic transaction, there is no guarantee that it will be successful in these mitigation efforts. In the event that we are not able to secure funding, we may be forced to curtail operations, delay or stop ongoing development activities, cease operations altogether, and/or file for bankruptcy.

On February 25, 2025, Nasdaq notified the Company that it has regained compliance with the equity requirement in Listing Rule 5550(b)(1) (the “Equity Rule”), as required by the Nasdaq Hearing Panel’s decision dated October 22, 2024. Following the Company’s regaining compliance with the Equity Rule, the Company will be subject to a Mandatory Panel Monitor for a period of one year from February 25, 2025 pursuant to Listing Rule 5815(d)(4)(B).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business.

Newly Adopted Accounting Pronouncements

Newly Adopted Accounting Pronouncements

On January 1, 2025, the Company adopted Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This standard requires all entities to include specified captions when reconciling the statutory income tax rate to the effective tax rate, on both a percentage and absolute dollar basis, in the annual financial statements. ASU 2023-09 also requires entities to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign for each annual reporting period, with separate disclosure of individual jurisdictions for which tax payments to, or receipts from, exceed a defined threshold. The company does not anticipate the adoption of ASU 2023-09 will require significant adjustments to the presentation of that information in the Company’s annual financial statements.